Investment income - Summary of investment income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment income [abstract]
Dividend income	€ 122	€ 107	€ 115
Realized gains/losses on disposal of debt instruments measure at FVOCI	45	44	46
Income from and fair value gains/losses on investment properties		1	27
Investment income	€ 167	€ 152	€ 188